Debt - Summary of Net Interest Expense (Detail) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Debt Instrument [Line Items]
Unrealized foreign exchange losses	$ 5,242,000
Original issue discounts	100,000	100,000
Total interest expense	19,000,000	13,500,000
Interest income
Interest expense, net	19,000,000	13,500,000
Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Interest expense	4,000,000	4,000,000
Amortization Debt issue costs	300,000	300,000
Senior Notes [Member]
Debt Instrument [Line Items]
Interest expense	8,600,000	8,600,000
Amortization Debt issue costs	300,000	300,000
Other [Member]
Debt Instrument [Line Items]
Interest expense	400,000	100,000
Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Amortization Debt issue costs	$ 100,000	$ 100,000